10. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
10. SUBSEQUENT EVENTS

On November 2, 2016, the Company entered into a Lockup and Exchange Agreement with the holder of approximately $221,000 in outstanding principal amount of the Company’s secured promissory note and all of the outstanding shares of the Company’s Series C convertible preferred stock.

Pursuant to the agreement, upon the effectiveness of the Company’s 1:800 reverse stock split (see below) and continuing for 45 days after, the holder and its affiliates are prohibited from converting any portion of the secured promissory note or any of the shares of Series C preferred stock, or selling any securities of the Company that they beneficially own. In addition, the Company agreed that, upon consummation of its next financing, it would use $260,000 of net cash proceeds first, to repay the holder’s portion of the secured promissory note and second, with any remaining amount from the $260,000, to repurchase a portion of the holder’s shares of Series C preferred stock. In addition, the holder has agreed to exchange the stated value per share (plus any accrued but unpaid dividends) of its remaining shares of Series C preferred stock for new securities that the Company issues in the next qualifying financing it undertakes on a dollar-for-dollar basis.

On November 7, 2016, the Company implemented a 1:800 reverse stock split of all of our issued and outstanding common stock. As a result of the reverse stock split, every 800 shares of issued and outstanding common stock was converted into 1 share of common stock. All fractional shares created by the reverse stock split were rounded to the nearest whole share. The number of authorized shares of common stock did not change.

On February 11, 2016, the Company entered into a securities purchase agreement with an accredited investor for the issuance and sale on February 12, 2016 of $1.4375 million in aggregate principal amount of a senior secured convertible note for an aggregate purchase price of $1.15 million (a 20% original issue discount). In addition, the investor received a warrant exercisable to purchase an aggregate of approximately 179.7 million shares of the Company’s common stock. The convertible note matures on the second anniversary of issuance and, in addition to the 20% original issue discount, accrues interest at a rate of 17% per year. The Company will pay monthly interest coupons and, beginning six months after issuance, will pay amortized quarterly principal payments. If the Company does not receive, on or before the first anniversary after issuance, an aggregate of at least $3.0 million from future equity or debt financings or non-dilutive grants, then the holder will have the option of accelerating the maturity date to the first anniversary of issuance. The Company may prepay the convertible note, in whole or in part, without penalty, upon 20 days’ prior written notice. Subject to resale restrictions under Federal securities laws and the availability of sufficient authorized but unissued shares of the Company’s common stock, the convertible note is convertible at any time, in whole or in part, at the holder’s option, into shares of the Company’s common stock, at a conversion price equal to the lesser of $0.008 per share (pre-stock split) or 70% of the average closing price per share for the five trading days prior to issuance, subject to certain customary adjustments and anti-dilution provisions contained in the convertible note.

The convertible note includes customary event of default provisions and a default interest rate of the lesser of 19% or the maximum amount permitted by law. Upon the occurrence of an event of default, the holder may require the Company to redeem the convertible note at 120% of the outstanding principal balance. The convertible note is secured by a lien on all of the Company’s assets, including its intellectual property, pursuant to a security agreement entered into by the Company and GPB in connection with the transaction.

The warrant is exercisable at any time, pending availability of sufficient authorized but unissued shares of the Company’s common stock, at an exercise price per share equal to the conversion price of the convertible note, subject to certain customary adjustments and anti-dilution provisions contained in the warrant. The warrant has a five-year term.

The Company used a placement agent in connection with the transaction. For its services, the placement agent received a cash placement fee equal to 4% of the aggregate gross proceeds from the transaction and a warrant to purchase shares of common stock equal to an aggregate of 6% of the total number of shares underlying the securities sold in the transaction, at an exercise price equal to, and terms otherwise identical to, the warrant issued to the investor. Finally, the Company agreed to reimburse the placement agent for its reasonable out-of-pocket expenses.

In connection with the transaction, on February 12, 2016, the Company and the investor entered into a four-year consulting agreement, pursuant to which the investor will provide management consulting services to the Company in exchange for a royalty payment, payable quarterly, equal to 3.5% of the Company’s revenues from the sale of products.

On February 24, 2016, the Company implemented a 1:100 reverse stock split of all of its issued and outstanding common stock. As a result of the reverse stock split, every 100 shares of issued and outstanding common stock of the Company were converted into 1 share. All fractional shares created by the reverse stock split were rounded to the nearest whole share. The reverse stock split decreased the Company’s issued and outstanding shares of common stock from 287,729,113 shares to 2,877,291 shares. The number of the authorized shares did not change.